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                               Janus Income Funds
                         Janus Federal Tax-Exempt Fund
                       Supplement dated December 21, 2000
                    to Prospectus dated January 31, 2000, as
                   supplemented March 16, 2000, June 6, 2000
                             and September 13, 2000

THIS INFORMATION SUPPLEMENTS THE FUNDS' PROSPECTUS. THIS SUPPLEMENT, ANY PREVIOUS SUPPLEMENT(S) AND THE PROSPECTUS TOGETHER CONSTITUTE A CURRENT PROSPECTUS. TO REQUEST ANOTHER COPY OF THE PROSPECTUS, PLEASE CALL 1-800-525-3713.

The following information supplements the information under "Management of the Funds -- Portfolio Managers":

Effective December 31, 2000, Darrell W. Watters will no longer be Executive Vice President and Portfolio Manager of Janus Federal Tax-Exempt Fund, and Sharon S. Pichler will become Executive Vice President and Portfolio Manager of Janus Federal Tax-Exempt Fund. Ms. Pichler's biographical information currently appears in the Prospectus.

                                                                INSUPP-12/21/00